Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

March 31, 2017

Dates Covered
Collections Period	03/01/17 - 03/31/17
Interest Accrual Period	03/15/17 - 04/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/17	186,122,704.09	15,934
Yield Supplement Overcollateralization Amount 02/28/17	2,203,370.36	0
Receivables Balance 02/28/17	188,326,074.45	15,934
Principal Payments	10,845,613.26	432
Defaulted Receivables	294,228.70	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/17	2,002,216.47	0
Pool Balance at 03/31/17	175,184,016.02	15,480

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	19.94%

Prepayment ABS Speed	1.35%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.63%
Weighted Average APR, Yield Adjusted	4.62%
Weighted Average Remaining Term	31.27

Delinquent Receivables:
Past Due 31-60 days	3,231,482.26	212
Past Due 61-90 days	771,768.87	48
Past Due 91-120 days	68,305.12	3
Past Due 121+ days	0.00	0
Total	4,071,556.25	263

Total 31+ Delinquent as % Ending Pool Balance	2.32%

Recoveries	261,635.66

Aggregate Net Losses/(Gains) - March 2017	32,593.04

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.21%
Prior Net Losses Ratio	0.73%
Second Prior Net Losses Ratio	0.80%
Third Prior Net Losses Ratio	1.32%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.35%

Flow of Funds	$ Amount

Collections	11,670,507.52
Advances	(6,516.50)
Investment Earnings on Cash Accounts	8,116.48
Servicing Fee	(156,938.40)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,515,169.10

Distributions of Available Funds
(1) Class A Interest	175,357.32
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	2,251,710.45
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,686,977.62
(7) Distribution to Certificateholders	374,408.71
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,515,169.10

Servicing Fee	156,938.40
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 03/15/17	177,435,726.47
Principal Paid	10,938,688.07
Note Balance @ 04/17/17	166,497,038.40

Class A-1
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-2
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-3
Note Balance @ 03/15/17	57,285,726.47
Principal Paid	10,938,688.07
Note Balance @ 04/17/17	46,347,038.40
Note Factor @ 04/17/17	18.0338671%

Class A-4
Note Balance @ 03/15/17	102,340,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	102,340,000.00
Note Factor @ 04/17/17	100.0000000%

Class B
Note Balance @ 03/15/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	17,810,000.00
Note Factor @ 04/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	202,072.32
Total Principal Paid	10,938,688.07
Total Paid	11,140,760.39

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	44,873.82
Principal Paid	10,938,688.07
Total Paid to A-3 Holders	10,983,561.89

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2379701
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.8819267
Total Distribution Amount	13.1198968

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1746063
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.5629886
Total A-3 Distribution Amount	42.7375949

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	205.85
Noteholders' Principal Distributable Amount	794.15

Account Balances	$ Amount

Advances
Balance as of 02/28/17	37,547.95
Balance as of 03/31/17	31,031.45
Change	(6,516.50)

Reserve Account
Balance as of 03/15/17	2,171,744.40
Investment Earnings	1,422.25
Investment Earnings Paid	(1,422.25)
Deposit/(Withdrawal)	-
Balance as of 04/17/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40